                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
MUNICIPAL BONDS AND NOTES--112.0%
MARYLAND--56.0%
$    10,000   Anne Arundel County, MD (Consolidated Water &
              Sewer)                                             5.750%     07/15/2010   $    10,046
     40,000   Anne Arundel County, MD Solid Waste(1)             5.200      09/01/2010        40,139
     20,000   Anne Arundel County, MD Solid Waste(2)             5.300      09/01/2011        20,061
     40,000   Anne Arundel County, MD Solid Waste(1)             5.400      09/01/2013        40,090
     20,000   Baltimore, MD Convention Center(2)                 5.500      09/01/2014        20,266
    250,000   Baltimore, MD Convention Center (Baltimore
              Hotel Corp.)(1)                                    5.000      09/01/2014       244,595
  1,095,000   Baltimore, MD Convention Center (Baltimore
              Hotel Corp.)(1)                                    5.250      09/01/2021     1,024,088
      5,000   Baltimore, MD GO(1)                                5.000      10/15/2015         5,042
  1,789,000   Baltimore, MD Special Obligation (North Locust
              Point)(1)                                          5.500      09/01/2034     1,590,439
  3,950,000   Brunswick, MD Special Obligation (Brunswick
              Crossing)(1)                                       5.500      07/01/2036     2,794,309
     10,000   Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)(1)      7.375      11/01/2019        10,051
    125,000   Frederick County, MD Economic Devel. (YMCA of
              Frederick)                                         6.000      10/01/2023       110,435
  2,000,000   Frederick County, MD Educational Facilities
              (Mount St. Mary's College)(1)                      5.000      09/01/2030     1,720,240
    200,000   Frederick County, MD Educational Facilities
              (Mount St. Mary's College)(1)                      5.625      09/01/2038       180,466
     10,000   Frederick County, MD Special Obligation (Lake
              Linganore)                                         5.700      07/01/2029        10,473
     15,000   Frederick County, MD Special Obligation (Lake
              Linganore)                                         5.700      07/01/2029        13,762
  1,500,000   Frederick County, MD Special Obligation
              (Urbana Community Devel. Authority)(1)             5.950      07/01/2030     1,257,150
     25,000   Frederick, MD (Carrollton Apartments)(1)           5.650      09/01/2013        25,067
  1,350,000   Howard County, MD Retirement Community
              (Vantage House Facility)(1)                        5.250      04/01/2037       973,917
  2,450,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        4.800      09/01/2042     2,235,821
    250,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        4.850      09/01/2047       227,793
     15,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.050      07/01/2018        15,081
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.050      07/01/2028        25,003
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)                           5.100      07/01/2016        10,113
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.100      07/01/2023        30,110
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.100      07/01/2033        48,928
     40,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.125      05/01/2022        40,674


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
$   135,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.150%     03/01/2018   $   135,666
     95,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.150      07/01/2028        95,094
     35,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200      09/01/2022        35,136
    175,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200      07/01/2024       177,732
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200      07/01/2031        25,017
  1,940,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200      03/01/2048     1,883,798
    365,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.250      09/01/2029       365,544
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350      07/01/2023        50,723
     80,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350      09/01/2032        80,082
     75,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350      07/01/2041        74,887
    585,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.375      09/01/2022       587,790
    175,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.375      09/01/2024       176,136
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.400      07/01/2022        10,110
    160,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.450      09/01/2032       160,058
  3,000,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.450      07/01/2043     3,002,130
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.500      07/01/2022        25,508
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.500      07/01/2030        30,060
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(2)                        5.550      07/01/2017        50,045
     35,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(2)                        5.550      07/01/2027        35,013
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.550      07/01/2031        25,150
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(2)                        5.650      07/01/2027        25,011
    130,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.650      07/01/2039       130,036
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(2)                        5.700      07/01/2017        25,026
    265,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.750      07/01/2039       265,061


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
$     5,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.850%     07/01/2027   $     5,003
     40,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.875      07/01/2021        40,038
      5,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(2)                        5.900      06/01/2026         5,009
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.950      07/01/2023        30,017
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.000      07/01/2032        25,015
    500,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.000      07/01/2039       500,355
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.150      01/01/2021        10,012
    500,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.250      07/01/2031       500,410
     40,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.250      07/01/2032        40,031
    250,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.-Water Landing II
              Apts.)(1)                                          5.875      08/01/2033       255,993
    180,000   MD Community Devel. People's Resource Center
              (Auburn Manor Apartments)(1)                       5.300      10/01/2028       180,418
    380,000   MD Community Devel. People's Resource Center
              (Residential)(1)                                   5.250      09/01/2019       382,447
     20,000   MD COP (Aviation Administration Facilities)(1)     5.000      05/01/2022        19,632
     95,000   MD Dept. of Transportation(1)                      5.500      10/15/2023        95,892
      5,000   MD EDC (Maryland Aviation Administration
              Facilities)(1)                                     5.000      06/01/2027         5,012
     95,000   MD EDC Student Hsg. (Allegheny College Hsg.)       5.750      09/01/2020        80,509
     15,000   MD EDC Student Hsg. (Allegheny College Hsg.)       6.000      09/01/2032        11,352
    270,000   MD EDC Student Hsg. (Bowie State University)(1)    5.375      06/01/2033       200,030
    450,000   MD EDC Student Hsg. (Bowie State University)(1)    6.000      06/01/2023       391,419
  1,040,000   MD EDC Student Hsg. (Collegiate Hsg.
              Foundation)(1)                                     6.000      06/01/2030       972,702
     35,000   MD EDC Student Hsg. (Morgan State
              University)(1)                                     6.000      07/01/2034        29,051
     85,000   MD EDC Student Hsg. (University Village at
              Sheppard Pratt)                                    5.875      07/01/2021        76,293
     10,000   MD Energy Financing Administration
              (Cogeneration-AES Warrior Run)                     7.400      09/01/2019        10,002
  1,000,000   MD H&HEFA (Anne Arundel Medical Center)(1)         6.750      07/01/2039     1,142,450
    125,000   MD H&HEFA (Edenwald)                               5.200      01/01/2024       116,065
  1,010,000   MD H&HEFA (Edenwald)(1)                            5.400      01/01/2031       914,737
  1,000,000   MD H&HEFA (Edenwald)(1)                            5.400      01/01/2037       856,360
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)              5.000      07/01/2033        41,440
    965,000   MD H&HEFA (King Farm Presbyterian Community)(1)    5.000      01/01/2017       881,576
  3,780,000   MD H&HEFA (King Farm Presbyterian Community)(1)    5.300      01/01/2037     2,635,151
     30,000   MD H&HEFA (Medstar Health)(1)                      5.500      08/15/2033        30,462
     50,000   MD H&HEFA (Mercy Medical Center)(1)                5.625      07/01/2031        50,061


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
$ 1,500,000   MD H&HEFA (Peninsula United Methodist Homes of
              Maryland)(1)                                       5.750%     10/01/2019   $ 1,038,750
     60,000   MD H&HEFA (Peninsula United Methodist Homes of
              Maryland)                                          5.750      10/01/2026        36,655
     50,000   MD H&HEFA (Roland Park Place)                      5.500      07/01/2014        50,043
     50,000   MD H&HEFA (Roland Park Place)                      5.625      07/01/2018        48,727
     50,000   MD H&HEFA (Union Hospital of Cecil County)(1)      5.100      07/01/2022        50,018
    250,000   MD H&HEFA (Upper Chesapeake)(1)                    6.000      01/01/2038       261,125
     50,000   MD H&HEFA (Washington Christian Academy)           5.250      07/01/2018        34,382
    300,000   MD H&HEFA (Washington Christian Academy)           5.500      07/01/2038       152,871
     20,000   MD Industrial Devel. Financing Authority (Bon
              Secours Health System)(1)                          5.500      08/15/2015        20,030
     50,000   MD Industrial Devel. Financing Authority (Bon
              Secours Health System)(1)                          5.500      08/15/2020        50,027
    500,000   MD Industrial Devel. Financing Authority
              (Synagro Baltimore)(1)                             5.625      12/01/2016       501,110
     10,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.300      12/15/2010        10,037
     40,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375      12/15/2012        40,151
     20,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375      12/15/2013        20,076
     15,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375      12/15/2015        15,060
     85,000   MD Transportation Authority
              (Baltimore/Washington International Airport)(1)    5.250      03/01/2027        84,613
     50,000   Montgomery County, MD Hsg. Opportunities
              Commission (HP Landings Edge)(1)                   5.050      07/01/2028        50,089
     10,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.)(1)                   6.050      07/01/2026        10,010
    100,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series A(1)         5.500      07/01/2031       100,528
    175,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series A(1)         5.600      07/01/2042       175,548
     40,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.000      07/01/2023        40,242
    185,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.200      07/01/2044       178,958
    110,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.250      07/01/2029       110,102
      5,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         6.000      07/01/2020         5,007
      5,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(2)         6.300      07/01/2016         5,006
  1,935,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         6.400      07/01/2028     1,937,457
     55,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series C(1)         7.150      07/01/2023        55,084
    200,000   Montgomery County, MD Hsg. Opportunities
              Commission (Single Family Mtg.)                    5.842(3)   07/01/2033        51,052


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
$   220,000   Montgomery County, MD Hsg. Opportunities
              Commission (Single Family Mtg.), Series A          5.540%(3)  07/01/2028   $    78,639
     25,000   Prince Georges County, MD Hsg. Authority
              (Langley Gardens Apartments)(1)                    5.750      08/20/2029        23,977
    185,000   Prince Georges County, MD Hsg. Authority
              (Langley Gardens Apartments)(1)                    5.875      02/20/2039       175,968
    155,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 5.900      09/20/2021       158,278
     20,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 6.000      09/20/2029        20,403
     25,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 6.100      03/20/2041        25,429
  3,500,000   Prince Georges County, MD Special District
              (Victoria Falls)(1)                                5.250      07/01/2035     2,686,565
  1,000,000   Salisbury, MD Special Obligation (Villages at
              Aydelotte Farm)(1)                                 5.250      01/01/2037       605,860
                                                                                         -----------
                                                                                          39,637,793
                                                                                         -----------
U.S. POSSESSIONS--56.0%
    200,000   Guam GO(1)                                         5.250      11/15/2037       169,116
    400,000   Guam GO(1)                                         6.750      11/15/2029       411,564
    600,000   Guam GO(1)                                         7.000      11/15/2039       617,586
    250,000   Guam Government Waterworks Authority &
              Wastewater System(1)                               5.875      07/01/2035       232,423
     65,000   Guam Power Authority, Series A                     5.250      10/01/2023        59,747
    655,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)(1)                       5.250      06/01/2032       546,886
  2,815,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)(1)                       5.625      06/01/2047     2,374,847
  1,000,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                               5.000      06/01/2017       898,980
  1,995,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                               5.000      06/01/2030     1,467,462
  1,500,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(4)   07/01/2024     1,462,245
  1,950,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000      07/01/2044     1,981,103
    675,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375      05/15/2033       647,656
    165,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500      05/15/2039       141,570
  1,330,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625      05/15/2043     1,155,903
 52,750,000   Puerto Rico Children's Trust Fund (TASC)           6.581(3)   05/15/2050     1,917,990
 39,500,000   Puerto Rico Children's Trust Fund (TASC)           7.625(3)   05/15/2057       615,805
    500,000   Puerto Rico Commonwealth GO(1)                     6.000      07/01/2039       502,155
    500,000   Puerto Rico Commonwealth GO(1)                     6.500      07/01/2037       520,845
    250,000   Puerto Rico Electric Power Authority, Series
              TT(1)                                              5.000      07/01/2032       238,945
  3,000,000   Puerto Rico Electric Power Authority, Series
              UU(1)                                              0.890(5)   07/01/2031     2,109,750
    890,000   Puerto Rico IMEPCF (American Airlines)             6.450      12/01/2025       672,941
  1,000,000   Puerto Rico Infrastructure(1)                      5.000      07/01/2046       850,010
    125,000   Puerto Rico Infrastructure (Mepsi Campus)          5.600      10/01/2014       126,839
    430,000   Puerto Rico Infrastructure (Mepsi Campus)          6.250      10/01/2024       413,935
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500      10/01/2037     1,063,598
    150,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.000      03/01/2036       118,250


                5 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON       MATURITY       VALUE
-----------                                                     ------      ----------   -----------
$   440,000   Puerto Rico Port Authority (American
              Airlines), Series A                                6.250%     06/01/2026   $   323,976
    550,000   Puerto Rico Public Buildings Authority(1)          6.250      07/01/2031       582,989
  2,000,000   Puerto Rico Public Buildings Authority(1)          6.750      07/01/2036     2,175,360
    500,000   Puerto Rico Public Buildings Authority(1)          7.000      07/01/2021       539,540
    750,000   Puerto Rico Public Buildings Authority(1)          7.000      07/01/2025       801,405
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               0.000(4)   08/01/2032       763,020
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(6)                                               5.750      08/01/2057     8,458,360
    200,000   University of Puerto Rico, Series Q(1)             5.000      06/01/2030       180,104
     50,000   University of V.I., Series A                       6.000      12/01/2024        47,177
  2,500,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                       4.700      07/01/2022     2,237,550
    600,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                       5.875      07/01/2022       600,072
    150,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125      07/01/2022       151,065
    500,000   V.I.  Public Finance Authority (Matching Fund
              Loan Note)(1)                                      5.250      10/01/2021       502,880
  1,000,000   V.I.  Water & Power Authority, Series A(1)         5.000      07/01/2031       927,890
                                                                                         -----------
                                                                                          39,609,539
                                                                                         -----------
TOTAL INVESTMENTS, AT VALUE (COST $82,853,273)-112.0%                                     79,247,332
LIABILITIES IN EXCESS OF OTHER ASSETS-(12.0)                                              (8,464,462)
                                                                                         -----------
NET ASSETS-100.0%                                                                        $70,782,870
                                                                                         ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $185,437, which represents 0.26% of the Fund's net assets. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Maryland                      $--           $39,637,793              $--           $39,637,793
   U.S. Possessions               --            39,609,539               --            39,609,539
                                 ---           -----------              ---           -----------
Total Assets                     $--           $79,247,332              $--           $79,247,332
                                 ---           -----------              ---           -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP     Certificates of Participation
EDC     Economic Devel. Corp.
GO      General Obligation
H&HEFA  Hospitals and Higher Education Facilities Authority
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
ROLs    Residual Option Longs
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands
YMCA    Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $8,458,360 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund


                8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    17.398%    8/1/57    $2,458,360

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $82,853,676
                                 ===========
Gross unrealized appreciation    $ 2,922,918
Gross unrealized depreciation     (6,529,262)
                                 -----------
Net unrealized depreciation      $(3,606,344)
                                 ===========


                9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010